Property, Plant and Equipment (Including Consolidated VIEs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,809.2	$ 3,269.7	$ 2,809.2
Less accumulated depreciation	(851.8)	(964.1)	(851.8)
Property, Plant and Equipment, Net	2,393.1	2,673.0	2,393.1
Assets impairment charges	365.4	20.0	381.7	0
Gain on Receipt of Property Plant and Equipment		31.7	0	0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6.5	6.1	6.5
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31.2	31.1	31.2
Building and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	404.7	320.5	404.7
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,470.6	1,605.5	1,470.6
Solar Energy Systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	896.2	1,306.5	896.2
Property, Plant and Equipment, Excluding Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,957.4	2,305.6	1,957.4
Non-Solar Energy Systems [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	155.5	141.4	155.5
Solar Energy [Member]
Property, Plant and Equipment [Line Items]
Assets impairment charges	358.0
Solar Energy [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	280.2	226.0	280.2
Merano Polysilicon Plant [Member]
Property, Plant and Equipment [Line Items]
Assets impairment charges		$ 20.0	$ 354.7